Consolidated statements of comprehensive income (loss) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Income (Loss) for the year	R$ (7,183,804)	R$ (5,895,251)	R$ 179,338
Other comprehensive income (loss) - items that are or may be reclassified subsequently to profit or loss
Actuarial income (loss) from post-employment benefits, net of income tax and social contribution	41,524	13,921	(41,045)
Cash flow hedge, net of income tax and social contribution	392,275	(781,033)	(30,021)
Cumulative adjustment of conversion into subsidiaries	739	1,010
Total comprehensive income (loss) for the year	(6,749,266)	(6,661,353)	108,272
Comprehensive income (loss) attributable to:
Equity holders of the parent company	(6,787,271)	(6,754,221)	(188,339)
Non-controlling interest shareholders	R$ 38,005	R$ 92,868	R$ 296,611